Acquisition of Properties (Table)	6 Months Ended
Dec. 31, 2013
Acquisition of Properties
Schedule of purchase price allocation

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	$87,873	$42,098	18,829	26,946
Liabilities assumed:
Asset retirement obligations	5,450	4,290	1,160	—
Net assets acquired	$89,524	$43,837	$18,741	$26,946

Schedule of proforma results of operations

	Six Months		Three Months
	Ended December 31,		Ended December 31,
	2013	2012	2012
Oil and natural gas revenues	$9,784,896	$10,779,630	$5,189,674
Net income (loss)	$6,523,733	$3,222,422	$2,382,030
Basic earnings (loss) per share	$0.08	$0.04	$0.03
Diluted earnings (loss) per share	$0.05	$0.04	$0.03

* Pro forma Results of Operations include direct revenues and expenses from all acquired properties (i.e. Gastar, Navasota and Tauren), and revenues and net loss for Cubic during the respective periods.